Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (74)	$ (5)
Non-current assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	4	20
Current liabilities [Member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	0	(25)
Non-current liabilities [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(78)
Currency swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(78)	(20)
Currency forwards [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ 4	$ 15